Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Income Taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2014.

At March 31, 2018, the Company had federal net operating loss (“NOL”) carryforwards for tax years through the year ended December 31, 2017, that will begin to expire in 2025. The use of deferred tax assets, including federal NOLs, is limited to future taxable earnings. Based on the required analysis of future taxable income under the provisions of ASC 740, Income Taxes, the Company’s management believes that there is not sufficient evidence at March 31, 2018 indicating that the results of operations will generate sufficient taxable income to realize the net deferred tax asset in years beyond 2018. As a result, a valuation allowance was provided for the entire net deferred tax asset related to future years, including NOL carryforwards.

The Company’s ability to use its NOL carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its NOL carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which NOL carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its NOL carryforwards for federal income tax purposes.

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions. The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2009.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities. Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference. For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) from continuing operations consists of the following at December 31, 2017 and 2016:

	2017	2016
Current:
Federal	$ -	$ -
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	8,371,516	(1,367,488)
State	1,489,173	(150,246)
Foreign	(19,224)	7,128
Change in valuation allowance	(9,841,465)	1,510,606
	$ -	$ -

On December 22, 2017, H.R. 1, commonly known as the Tax Cuts and Jobs Act (the “Act”) was signed into law. The Act reduced the Company’s corporate federal tax rate from 35% to 21% effective January 1, 2018 and changed certain other provisions. As a result, the Company is required to re-measure the deferred tax assets and liabilities using the enacted rate at which they expect them to be recovered or settled. The effect of this re-measurement is recorded to income tax expense in the year the tax law is enacted. For 2017, the re-measurement of our net deferred tax asset resulted in a $11.1 million adjustment to the income tax provision (benefit) at December 31, 2017.

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 21% for the year ended December 31, 2017 and 35% for the year ended December 31, 2016 to pretax income (loss) from continuing operations as a result of the following for the years ended December 31, 2017 and 2016:

	2017	2016

Tax benefit at statutory rate	$ (1,162,967)	$ (2,253,664)
Increase (reduction) in income taxes resulting from:
State income benefit, net of federal benefit	(136,538)	(160,335)
Non-deductible loss on warrant valuation adjustment	119,433	665,719
Income (loss) from foreign subsidiaries	(20,731)	17,077
Change in valuation allowance - United States	(9,841,465)	1,510,606
Tax reform rate adjustment	11,117,633	-
Other	(75,365)	220,597
Income tax expense (benefit)	$ -	$ -

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2017 and 2016 are as follows:

	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$19,406,373	$27,839,703
Net operating loss carryforwards - foreign	139,675	120,451
Excess of tax basis over book value of
property and equipment	6,978	13,933
Excess of tax basis over book value
of intangible assets	220,180	447,626
Stock-based compensation	906,526	2,038,638
Accrued employee compensation	—	24,030
Captialized equity costs	49,471	75,471
Inventory reserve	17,962	28,777
	20,747,165	30,588,629
Valuation allowance	(20,747,165)	(30,588,629)
Net deferred tax assets	$—	$—

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations. In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities. Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2017 will begin to expire in 2025.